UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2006
Date of reporting period: February 28, 2006

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust, Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Abbott Laboratories	12,500	$552,250	1.03%	Medical - Drugs
Avista	46,000	$901,600	1.68%	Utility - Electric Power
BASF AG ADS	13,000	$982,670	1.83%	Chemicals - Diversified
BCE	30,000	$727,800	1.36%	Telecommunctns - Services
BP plc ADS	22,382	$1,486,612	2.78%	Oil & Gas - Intl Integrated
BHP Billiton Ltd ADS	35,000	$1,263,150	2.36%	Metal Ores - Non Ferrous
Bristol-Myers Squibb	44,000	$1,016,400	1.90%	Medical - Drugs
Burlington Northern Santa Fe	22,000	$1,730,080	3.23%	Transportation - Rail
Canadian Pacific Railway Ltd	28,000	$1,433,320	2.68%	Transportation - Rail
ConocoPhillips	10,000	$609,600	1.14%	Oil & Gas - U S Integrated
Diebold	10,000	$400,000	0.75%	Protection - Safety Eqt & Svc
Dow Jones & Co	11,000	$447,150	0.83%	Publishing - Newspapers
Duke Realty	30,000	$1,053,000	1.97%	Real Estate - Equity REITs
Duke Energy	33,000	$937,200	1.75%	Utility - Electric Power
EnCana	25,000	$1,032,750	1.93%	Oil & Gas - Canadn Integrated
Exxon Mobil	25,200	$1,496,124	2.79%	Oil & Gas - Intl Integrated
FPL Group	31,000	$1,299,830	2.43%	Utility - Electric Power
Genuine Parts	21,000	$934,920	1.75%	Auto Parts - Retail/Whlsle
GlaxoSmithKline plc ADR	18,000	$914,760	1.71%	Medical - Drugs
Hanson plc ADS	25,000	$1,523,500	2.84%	Building - Cement/Concrete/Ag
Honeywell International	20,000	$819,000	1.53%	Diversified Operations
IDACORP	25,000	$823,500	1.54%	Utility - Electric Power
Kellogg	20,000	$886,200	1.65%	Food - Flour & Grain
Lilly (Eli)	14,000	$778,680	1.45%	Medical - Drugs
Louisiana-Pacific	10,000	$284,300	0.53%	Paper & Paper Products
Manitowoc	17,250	$1,328,350	2.48%	Machinery - Const/Mining
McGraw-Hill	24,000	$1,274,160	2.38%	Publishing - Books
Microsoft	30,000	$806,100	1.51%	Computer - Software
National Fuel Gas	32,000	$1,036,160	1.93%	Utility - Gas Distribution
NiSource	34,000	$698,020	1.30%	Utility - Electric Power
Nissan Motor ADR	35,000	$805,350	1.50%	Auto/Truck - Mfg Foreign
Nucor	16,000	$1,376,800	2.57%	Steel - Producers
Pfizer	42,000	$1,099,980	2.05%	Medical - Drugs
Phelps Dodge	6,500	$897,000	1.67%	Metal Ores - Non Ferrous
Piedmont Natural Gas	40,000	$988,800	1.85%	Utility - Gas Distribution
Plum Creek Timber	25,000	$928,750	1.73%	Buildg Prods - Wood
Procter & Gamble	15,000	$898,950	1.68%	Cosmetics & Toiletries
Puget Energy	30,000	$646,800	1.21%	Utility - Electric Power
RPM	25,390	$458,036	0.86%	Buildg Prods - Retail/Whlsle
Regal-Beloit	25,000	$1,006,000	1.88%	Machinery - Tools & Rel Prods
Rio Tinto plc ADS	9,000	$1,697,760	3.17%	Metal Ores - Misc
Sempra Energy	22,300	$1,066,832	1.99%	Utility - Gas Distribution
Shurgard Storage Centers	20,000	$1,277,800	2.39%	Real Estate - Equity REITs
Telecom Corp New Zealand ADS	15,000	$419,850	0.78%	Utility - Telephone
Telefonica SA ADS	30,000	$1,386,600	2.59%	Utility - Telephone
Telus	26,000	$1,010,360	1.89%	Telecommunctns - Services
3M	15,000	$1,103,850	2.06%	Diversified Operations
USEC	80,000	$995,200	1.86%	Energy Alternate Sources
United States Steel	30,000	$1,635,000	3.05%	Steel - Producers
United Parcel Service, Cl B	19,000	$1,419,490	2.65%	Transportation - Services
Weyerhaeuser	20,000	$1,365,800	2.55%	Buildg Prods - Wood
Worthington Industries	25,000	$490,000	0.91%	Metal Prods - Fabrication
Wyeth	22,000	$1,095,600	2.05%	Medical - Drugs

	TOTAL	$53,547,794

Amana Mutual Funds Trust, Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	130,000	$5,011,500	2.87%	Computer - Software
Advanced Digital Information	65,000	$562,900	0.32%	Computer - Peripheral
Advanced Micro Devices	85,000	$3,286,950	1.88%	Elec Components - Semicondtrs
Affymetrix	37,000	$1,313,870	0.75%	Medical - Biomed/Genetics
Agilent Technologies	60,000	$2,160,000	1.24%	Elec Components - Misc
America Movil ADR Series L	85,000	$2,952,050	1.69%	Telecommunctns - Cellular
American Eagle Outfitters	90,000	$2,292,300	1.31%	Retail - Apparel/Shoe
Amgen	35,000	$2,641,800	1.51%	Medical - Biomed/Genetics
Anglo-American plc ADR	80,000	$2,996,800	1.72%	Metal Ores - Gold
Apple Computer	84,000	$5,753,160	3.29%	Computer - Mini/Micro
Avista	80,000	$1,568,000	0.90%	Utility - Electric Power
BP plc ADS	53,000	$3,520,260	2.02%	Oil & Gas - Intl Integrated
Barr Pharmaceuticals	45,000	$3,023,100	1.73%	Medical - Generic Drugs
Bed Bath & Beyond	50,000	$1,802,000	1.03%	Retail - Misc/Diversified
Best Buy	50,000	$2,693,000	1.54%	Retail - Consumer Elect
Build-A-Bear-Workshop	50,000	$1,446,500	0.83%	Retail - Home Furnishings
Building Materials Holding	21,000	$1,413,300	0.81%	Buildg Prods - Retail/Whlsle
Business Objects SA ADS	100,000	$3,729,000	2.13%	Computer - Software
Canadian Pacific Railway Ltd	20,000	$1,023,800	0.59%	Transportation - Rail
Canon ADS	50,000	$3,124,000	1.79%	Office Automation
Caremark Rx	50,000	$2,487,500	1.42%	Medical - Hlth Maint Orgs
Caribou Coffee	40,000	$330,000	0.19%	Food - Misc Preparation
China Mobile (Hong Kong) Ltd	65,000	$1,574,950	0.90%	Telecommunctns - Cellular
Clorox	43,000	$2,620,850	1.50%	Soap & Cleaning Preparatns
Crane	70,000	$2,690,100	1.54%	Aerospace - Equipment
Cree Research	20,000	$599,000	0.34%	Elec Components - Semicondtrs
DENTSPLY International	50,000	$2,849,500	1.63%	Medical - Supplies
EMCOR Group	84,000	$3,660720	2.10%	Building - Heavy Const
EnCana	70,000	$2,891,700	1.66%	Oil & Gas - Canadn Integrated
Fastenal	50,000	$2,195,500	1.26%	Buildg Prods - Retail/Whlsle
Freescale Semiconductor	75,000	$2,028,000	1.16%	Elec Components - Semicondtrs
Genentech	30,000	$2,570,700	1.47%	Medical - Biomed/Genetics
Genuine Parts	30,000	$1,335,600	0.76%	Auto Parts - Retail/Whlsle
Hansen Natural	20,000	$1,866,800	1.07%	Beverages - Soft Drink
Harman International Industries	30,000	$3,310,500	1.90%	Audio/Video Home Products
Harris	60,000	$2,740,800	1.57%	Telecommunctns - Equip
Hewlett-Packard	92,000	$3,018,520	1.73%	Computer - Mini/Micro
Humana	50,000	$2,583,500	1.48%	Medical - Hlth Maint Orgs
IMS Health	70,000	$1,687,000	0.97%	Medical - Misc Products
International Business Machines	40,000	$3,209,600	1.84%	Computer - Mainframes
Intuit	65,000	$3,159,650	1.81%	Computer - Software
Johnson & Johnson	36,000	$2,075,400	1.19%	Medical - Supplies
LAN Airlines SA	40,000	$1,634,000	0.94%	Transportation - Airline
Lilly (Eli)	19,000	$1,056,780	0.60%	Medical - Drugs
Lincoln Electric Holdings	50,000	$2,308,000	1.32%	Machinery - Tools & Rel Prods
Lowe's Companies	45,000	$3,068,100	1.76%	Buildg Prods - Retail/Whlsle
Manitowoc	35,000	$2,695,000	1.54%	Machinery - Const/Mining
McGraw-Hill	60,000	$3,185,400	1.82%	Publishing - Books
Nissan Motor ADR	100,000	$2,301,000	1.32%	Auto/Truck - Mfg Foreign
Noble	31,000	$2,291,210	1.31%	Oil & Gas - Offshore Drillng
Norfolk Southern	50,000	$2,559,000	1.46%	Transportation - Rail
Novartis AG ADR	55,000	$2,928,750	1.68%	Medical - Drugs
Novo-Nordisk A/S ADR	25,000	$1,471,250	0.84%	Medical - Drugs
Oakley	80,000	$1,217,600	0.70%	Retail - Misc/Diversified
Patterson - UTI Energy	80,000	$2,204,000	1.26%	Oil & Gas - U S Explo & Prod
PepsiCo	62,000	$3,664,820	2.10%	Beverages - Soft Drink
PETsMART	40,000	$1,038,400	0.59%	Retail - Misc/Diversified
Pharmaceutical Product Development	38,000	$2,644,420	1.51%	Medical - Drugs
Potash Corp of Saskatchewan	24,000	$2,298,000	1.32%	Fertilizers
Qualcomm	100,000	$4,716,000	2.70%	Telecommunctns - Equip
Regal-Beloit	28,800	$1,158,912	0.66%	Machinery - Tools & Rel Prods
Restoration Hardware	60,000	$322,800	0.18%	Retail - Home Furnishings
Rio Tinto plc ADS	15,000	$2,829,600	1.62%	Metal Ores - Misc
Sony ADS	50,000	$2,344,000	1.34%	Audio/Video Home Products
Staples	75,000	$1,840,500	1.05%	Office Equip & Supplies
Supreme Industries	24,000	$179,520	0.10%	Auto/Truck - Manufacturing
Symbol Technologies	41,000	$476,420	0.27%	Computer - Peripheral
Taiwan Semiconductor ADS	225,000	$2,189,250	1.25%	Elec Components - Semicondtrs
Thoratec	15,000	$301,800	0.17%	Medical - Instruments
Toyota Motor ADS	26,000	$2,778,620	1.59%	Auto/Truck - Mfg Foreign
Trimble Navigation	90,000	$3,681,900	2.11%	Instruments - Elec Measuring
United Parcel Service, Cl B	44,000	$3,287,240	1.88%	Transportation - Services
Washington Group Intl	30,000	$1,751,100	1.00%	Building - Heavy Const
Wiley (John) & Sons, Cl A	33,000	$1,244,430	0.71%	Publishing - Books
Wyeth	20,000	$996,000	0.57%	Medical - Drugs
Zimmer Holdings	32,000	$2,213,760	1.27%	Medical - Misc Products

	TOTAL	$174,685,252

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On March 27, 2006, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 26, 2006

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 26, 2006